Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018 [1]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,471,203		$ 2,433,785
Trading assets	238,130	$ 254,410	287,995
Derivatives	207,825	219,818	219,818
Financial investments at amortised cost	404,111		384,280
Other financial assets	10,086		14,353
Total assets	2,558,124	2,518,430	2,521,771	$ 2,374,986
Liabilities under insurance contracts	84,824		83,196
Deferred tax	2,619	1,614	1,982
Other liabilities	19,905		21,202
Total liabilities	2,363,875	2,322,206	2,323,900
Total equity	194,249	196,224	197,871	$ 182,578	$ 197,518
Total liabilities and equity	2,558,124	$ 2,518,430	2,521,771
With DPF
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	24,258		26,007
Unit-linked
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	5,721		7,280
Other contracts
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	54,845		49,909
Insurance Manufacturing Subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	96,744		95,704
Trading assets	0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	29,242
Financial assets designated at fair value			28,557
Derivatives	237		340
Financial investments at amortised cost	49,413
Financial investments – HTM			39,029
Financial investments at fair value through other comprehensive income	13,334
Financial investments – AFS			21,993
Other financial assets	4,518		5,785
Reinsurance assets	2,692		2,536
PVIF	7,149		6,610
Other assets and investment properties	3,360		3,267
Total assets	109,945		108,117
Liabilities under investment contracts designated at fair value	5,458		5,635
Liabilities under insurance contracts	87,330		85,667
Deferred tax	1,266		1,259
Other liabilities	3,659		3,325
Total liabilities	97,713		95,886
Total equity	12,232		12,231
Total liabilities and equity	109,945		108,117
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | With DPF
Disclosure of types of insurance contracts [line items]
Financial assets	66,735		65,112
Trading assets	0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	17,855
Financial assets designated at fair value			15,533
Derivatives	200		286
Financial investments at amortised cost	33,575
Financial investments – HTM			29,302
Financial investments at fair value through other comprehensive income	11,499
Financial investments – AFS			15,280
Other financial assets	3,606		4,711
Reinsurance assets	1,255		1,108
PVIF	0		0
Other assets and investment properties	2,670		1,975
Total assets	70,660		68,195
Liabilities under investment contracts designated at fair value	0		0
Liabilities under insurance contracts	69,269		67,137
Deferred tax	179		14
Other liabilities	0		0
Total liabilities	69,448		67,151
Total equity	0		0
Total liabilities and equity	69,448		67,151
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | Unit-linked
Disclosure of types of insurance contracts [line items]
Financial assets	7,337		9,081
Trading assets	0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,099
Financial assets designated at fair value			8,814
Derivatives	0		0
Financial investments at amortised cost	70
Financial investments – HTM			0
Financial investments at fair value through other comprehensive income	0
Financial investments – AFS			0
Other financial assets	168		267
Reinsurance assets	69		274
PVIF	0		0
Other assets and investment properties	2		2
Total assets	7,408		9,357
Liabilities under investment contracts designated at fair value	1,574		1,750
Liabilities under insurance contracts	5,789		7,548
Deferred tax	21		6
Other liabilities	0		0
Total liabilities	7,384		9,304
Total equity	0		0
Total liabilities and equity	7,384		9,304
Insurance Manufacturing Subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of types of insurance contracts [line items]
Financial assets	15,552		14,849
Trading assets	0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,024
Financial assets designated at fair value			2,951
Derivatives	33		13
Financial investments at amortised cost	11,597
Financial investments – HTM			6,396
Financial investments at fair value through other comprehensive income	450
Financial investments – AFS			4,836
Other financial assets	448		653
Reinsurance assets	1,368		1,154
PVIF	0		0
Other assets and investment properties	235		164
Total assets	17,155		16,167
Liabilities under investment contracts designated at fair value	3,884		3,885
Liabilities under insurance contracts	12,272		10,982
Deferred tax	15		9
Other liabilities	0		0
Total liabilities	16,171		14,876
Total equity	0		0
Total liabilities and equity	16,171		14,876
Insurance Manufacturing Subsidiaries | Shareholder assets and liabilities
Disclosure of types of insurance contracts [line items]
Financial assets	7,120		6,662
Trading assets	0		0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,264
Financial assets designated at fair value			1,259
Derivatives	4		41
Financial investments at amortised cost	4,171
Financial investments – HTM			3,331
Financial investments at fair value through other comprehensive income	1,385
Financial investments – AFS			1,877
Other financial assets	296		154
Reinsurance assets	0		0
PVIF	7,149		6,610
Other assets and investment properties	453		1,126
Total assets	14,722		14,398
Liabilities under investment contracts designated at fair value	0		0
Liabilities under insurance contracts	0		0
Deferred tax	1,051		1,230
Other liabilities	3,659		3,325
Total liabilities	4,710		4,555
Total equity	12,232		12,231
Total liabilities and equity	$ 16,942		$ 16,786

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.